Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net Income (loss)	$ (86,161)	$ (328,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of marketable securities	0	(3,818)
Depletion	18,841	19,295
Accrued interest	1,544	5,819
Foreign exchange, non-cash	0	24,733
Gain (loss) on equity investment	(117,318)	(129,675)
Write-off of loan receivable	0	111,652
Write-off of accounts payable	52,834	0
Assignment fee	15,073	0
Changes in operating assets and liabilities:
Increase (decrease) accounts receivable	13,105	(1,315)
Increase (decrease) accounts payable and accrued liabilities	17,685	(7,562)
Net cash provided by operating activities	41,484	(54,020)
Investing activities
Loan receivables from related parties	33,555	209,938
Loan repayments from related parties	261,647	61,625
Loan proceeds	0	36,652
Loan repayments	0	161,267
Purchase of equity investments	0	256,560
Net cash used in investing activities	228,092	(529,488)
Financing activities
Proceeds from related party advance	72,581	581,011
Rpayment of related party advance	320,112	0
Net cash provided by financing activities	(247,531)	581,011
Effect of foreign exchange	6,512	3,958
Increase (decrease) in cash	28,557	1,461
Cash, beginning of year	36,629	35,168
Cash, end of year	65,186	36,629
Supplemental Disclosures:
Income taxes paid	0	0
Interest paid	0	0
Non-cash investing and financing activities:
Increase in equity investment	6,608	0
Unrealized gain on marketable securities	$ 26,091	$ 0